REVENUE - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenues from External Customers and Long-Lived Assets
Revenue from Contract with Customer, Excluding Assessed Tax	$ 70,469	$ 75,680	$ 141,812	$ 168,174		$ 311,600	$ 422,077	$ 383,432
Americas
Revenues from External Customers and Long-Lived Assets
Revenue from Contract with Customer, Excluding Assessed Tax	$ 37,785	$ 43,128	$ 76,529	$ 97,717		$ 164,224	$ 253,233	213,175
Americas | Geographic Concentration Risk | Revenue Benchmark
Revenues from External Customers and Long-Lived Assets
Concentration risk percentage	54.00%	57.00%	54.00%	58.00%	55.00%	53.00%	60.00%
Europe [Member]
Revenues from External Customers and Long-Lived Assets
Revenue from Contract with Customer, Excluding Assessed Tax	$ 23,413	$ 22,821	$ 46,050	$ 49,775		$ 106,837	$ 116,304	$ 117,899
Europe [Member] | Geographic Concentration Risk | Revenue Benchmark
Revenues from External Customers and Long-Lived Assets
Concentration risk percentage	33.00%	30.00%	32.00%	30.00%		34.00%	28.00%	31.00%
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets
Revenue from Contract with Customer, Excluding Assessed Tax	$ 6,908	$ 7,503	$ 13,968	$ 15,488		$ 30,408	$ 38,835	$ 36,981
Asia Pacific [Member] | Geographic Concentration Risk | Revenue Benchmark
Revenues from External Customers and Long-Lived Assets
Concentration risk percentage	10.00%	10.00%	10.00%	9.00%		10.00%	9.00%	10.00%
Product [Member]
Revenues from External Customers and Long-Lived Assets
Revenue from Contract with Customer, Excluding Assessed Tax	$ 36,785	$ 42,947	$ 77,779	$ 101,522		$ 174,879	$ 274,854	$ 230,814
Product [Member] | Americas
Revenues from External Customers and Long-Lived Assets
Revenue from Contract with Customer, Excluding Assessed Tax	20,487	25,493	44,117	62,128		92,907	175,652	130,248
Product [Member] | Europe [Member]
Revenues from External Customers and Long-Lived Assets
Revenue from Contract with Customer, Excluding Assessed Tax	11,682	11,975	24,656	27,823		59,465	70,025	71,498
Product [Member] | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets
Revenue from Contract with Customer, Excluding Assessed Tax	4,616	5,479	9,006	11,571		22,507	29,177	29,068
Service And Subscriptions [Member]
Revenues from External Customers and Long-Lived Assets
Revenue from Contract with Customer, Excluding Assessed Tax	31,321	30,505	58,768	61,458		126,590	133,518	137,241
Service And Subscriptions [Member] | Americas
Revenues from External Customers and Long-Lived Assets
Revenue from Contract with Customer, Excluding Assessed Tax	17,298	17,635	32,412	35,589		71,317	77,581	82,927
Service And Subscriptions [Member] | Europe [Member]
Revenues from External Customers and Long-Lived Assets
Revenue from Contract with Customer, Excluding Assessed Tax	11,731	10,846	21,394	21,952		47,372	46,279	46,401
Service And Subscriptions [Member] | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets
Revenue from Contract with Customer, Excluding Assessed Tax	2,292	2,024	4,962	3,917		7,901	9,658	7,913
Primary Storage Systems [Member]
Revenues from External Customers and Long-Lived Assets
Revenue from Contract with Customer, Excluding Assessed Tax	$ 11,760	$ 17,058	$ 28,630	$ 28,507		$ 53,525	$ 63,334	$ 67,592
Primary Storage Systems [Member] | Product Concentration Risk | Revenue Benchmark
Revenues from External Customers and Long-Lived Assets
Concentration risk percentage	17.00%	23.00%	20.00%	17.00%		17.00%	15.00%	18.00%
Secondary Storage Systems [Member]
Revenues from External Customers and Long-Lived Assets
Revenue from Contract with Customer, Excluding Assessed Tax	$ 21,742	$ 20,340	$ 37,511	$ 61,912		$ 100,599	$ 178,431	$ 118,537
Secondary Storage Systems [Member] | Product Concentration Risk | Revenue Benchmark
Revenues from External Customers and Long-Lived Assets
Concentration risk percentage	30.00%	27.00%	26.00%	36.00%		32.00%	42.00%	31.00%
Device and Media [Member]
Revenues from External Customers and Long-Lived Assets
Revenue from Contract with Customer, Excluding Assessed Tax	$ 7,430	$ 7,893	$ 16,679	$ 16,085		$ 33,477	$ 42,008	$ 49,959
Device and Media [Member] | Product Concentration Risk | Revenue Benchmark
Revenues from External Customers and Long-Lived Assets
Concentration risk percentage	11.00%	10.00%	12.00%	10.00%		11.00%	10.00%	13.00%
Service
Revenues from External Customers and Long-Lived Assets
Revenue from Contract with Customer, Excluding Assessed Tax	$ 27,174	$ 28,161	$ 53,727	$ 56,476		$ 113,868	$ 124,599	$ 131,967
Service | Product Concentration Risk | Revenue Benchmark
Revenues from External Customers and Long-Lived Assets
Concentration risk percentage	39.00%	37.00%	38.00%	34.00%		37.00%	30.00%	34.00%
Royalty [Member]
Revenues from External Customers and Long-Lived Assets
Revenue from Contract with Customer, Excluding Assessed Tax	$ 2,363	$ 2,228	$ 5,265	$ 5,194		$ 10,131	$ 13,705	$ 15,377
Royalty [Member] | Geographic Concentration Risk | Revenue Benchmark
Revenues from External Customers and Long-Lived Assets
Concentration risk percentage	3.00%	3.00%	4.00%	3.00%		3.00%	3.00%	4.00%
Royalty [Member] | Product Concentration Risk | Revenue Benchmark
Revenues from External Customers and Long-Lived Assets
Concentration risk percentage	3.00%	3.00%	4.00%	3.00%		3.00%	3.00%	4.00%
Subscriptions
Revenues from External Customers and Long-Lived Assets
Revenue from Contract with Customer, Excluding Assessed Tax	$ 4,100	$ 1,000	$ 5,000	$ 2,500